Condensed Statement of Cash Flows in the Consolidated Group (unaudited) - SEK (kr) kr in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020
Operating activities
Operating profit		kr 603		kr 290	[1]	kr 1,238
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		111		322		140
Income tax paid		(130)		(188)		(311)
Changes in assets and liabilities from operating activities		19,023		(12,216)		(19,055)
Cash flow from operating activities		19,607		(11,792)		(17,988)
Investing activities
Capital expenditures		(37)		(14)		(35)
Cash flow from investing activities		(37)		(14)		(35)
Financing activities
Change in senior debt		(14,472)		14,327		29,460
Derivatives, net		(2,748)		352		(8,651)
Dividend paid		(290)
Payment of lease liability		(13)		(13)		(27)
Cash flow from financing activities		(17,523)		14,666		20,782
Cash flow for the period		2,047		2,860		2,759
Cash and cash equivalents at beginning of the period		3,362	[2]	1,362		1,362
Exchange-rate differences on cash and cash equivalents		140		(311)		(759)
Cash and cash equivalents at end of the period	[2]	kr 5,549		kr 3,911		kr 3,362

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.